Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2

2.96% Exchange Note

Class A-1 1.25000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.02% Asset Backed Notes

Class A-4 2.18% Asset Backed Notes

Class B 2.43% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 2.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/19
End of Period:	07/31/19
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	08/16/19
Distribution Date:	08/20/19
Transaction Month:	26

2017-2				Original Agg. Securitization
Designated Pool	Units	Start Date	Closing Date	Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$589,375,740

{2}	Reduction in Agg. Securitization Value due to payments	{2}	8,756,435
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	713,841
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	41,602,817
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	51,073,093

{7}	End of period Aggregate Securitization Value		{7}	$538,302,647

{8}	Pool Factor		{8}	39.509265%

RECONCILIATION OF 2017-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,326,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$552,903,815

{11}	Exchange Note Principal Payment Amount	{11}	51,073,093

{12}	End of period Exchange Note Balance	{12}	$501,830,722

{13}	Note Pool Factor	{13}	37.845454%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$205,534,727	$99,150,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	51,073,093	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$154,461,634	$99,150,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	44.131895%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$59,260,000	$55,130,000	$37,460,000	$1,250,000,000

{23}	Beginning of period Note Balance	{23}	$59,260,000	$55,130,000	$37,460,000	$456,534,727

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	51,073,093
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$59,260,000	$55,130,000	$37,460,000	$405,461,634

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	32.436931%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$589,375,740

{31}	Ending Designated Pool Balance	{31}	538,302,647
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	538,302,647

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$51,073,093

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$552,903,815	$0	2.96%	30	30/360	$1,363,830

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$11,106,957
{37}	Net Liquidation Proceeds collected during period	{37}	48,643,758
{38}	Investment Earnings	{38}	88,432
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(88,432)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	59,750,715

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	491,146
{43}	To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,363,830
{44}	To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	51,073,093
{45}	To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	6,822,646

{47}	Total Distributions:		{47}	$59,750,715

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$589,375,740
{49}	Ending Agg. Securitization Value	{49}	538,302,647
{50}	Principal Distributable Amount {48} - {49}		{50}	51,073,093

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	51,073,093

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	51,073,093

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$51,073,093

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.25000%	29	Actual/360	$0
{56}	Class A-2A	$0	0	1.72%	30	30/360	0
{57}	Class A-2B	$0	0	2.57150%	29	Actual/360	0
{58}	Class A-3	$205,534,727	0	2.02%	30	30/360	345,984
{59}	Class A-4	$99,150,000	0	2.18%	30	30/360	180,123
{60}	Class B	$59,260,000	0	2.43%	30	30/360	120,002
{61}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{62}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2017-2 Exchange Note Collections	{63}	$59,259,569
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	88,432
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	12,081
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	59,360,082

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	59,360,082

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	345,984
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	180,123
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	120,002
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	130,475
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	92,090
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	51,073,093
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	7,417,690

{96}	Total Distributions:		{96}	$59,360,082

PRINCIPAL PARITY AMOUNT CALCULATION

					(II)
		(X)	(Y) Aggregate	(I)	Total Available Funds in Indenture
	Class	Cumulative Note Balance	Securitization Value	Excess of (X) - (Y)	Collection Account	Lesser of (I) or (II)
{97}	Class A	$304,684,727	$538,302,647	$0	$58,833,350	$0
{98}	Class B	363,944,727	538,302,647	0	58,713,348	0
{99}	Class C	419,074,727	538,302,647	0	58,582,873	0
{100}	Class D	456,534,727	538,302,647	0	58,490,783	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$7,417,690

{102}	Beginning Note Balance	{102}	456,534,727
{103}	Principal payments through Indenture Section 8.3 (i) through (xv)	{103}	51,073,093
{104}	Pro-Forma Note Balance		{104}	405,461,634

{105}	Ending Aggregate Securitization Value	{105}	538,302,647
{106}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($132,841,013)	{106}	132,841,013
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	405,461,634

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$538,302,647
{111}	End of Period Note Balance	{111}	501,830,722
{112}	Overcollateralization	{112}	36,471,925
{113}	Overcollateralization %		{113}	6.78%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	538,302,647
{115}	End of Period Note Balance	{115}	405,461,634
{116}	Overcollateralization	{116}	132,841,013
{117}	Overcollateralization %		{117}	24.68%

RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,812,360

{119}	Beginning of Period Reserve Account balance		{119}	$6,812,360
{120}	Investment Earnings	{120}	12,081
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,824,441

{124}	Specified Reserve Balance		{124}	6,812,360

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	12,081

{126}	End of period Reserve Account balance		{126}	$6,812,360

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$3,669,946	0.68%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	August 15, 2019

GM Financial

GMALT 2017-2

Supplemental Monthly Data

July 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$589,375,740	$528,507,910
Change	(51,073,093)	(40,995,249)
End of Period	$538,302,647	$487,512,661

Residual Value as % of Agg. Securitization Value		90.56%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	27,270	526,465,895	97.80%
31 - 60 days	399	8,166,806	1.52%
61 - 90 days	130	2,694,367	0.50%
91 - 120 days	53	975,579	0.18%
Total	27,852	538,302,647	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	327	7,087,089	4,403	113,608,922
Standard terminations	122	2,536,794	1,078	22,449,758
Total retained by lessee	449	9,623,883	5,481	136,058,680
Returned Vehicles
Early terminations	1,290	22,590,370	10,957	197,518,713
Standard terminations	503	9,388,564	6,696	122,064,329
Total returned to dealer	1,793	31,978,934	17,653	319,583,042
Charged off leases / Repossessed vehicles	35	713,841	2,098	44,996,736
Repurchases	0	0	1	21,071
Other	0	0	0	0
Total terminations	2,277	42,316,658	25,233	500,659,529

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	713,841	44,996,736
less: Sales proceeds	1,055,699	42,143,653
less: Excess wear and excess mileage received	557	8,320
less: Other amounts received	9,225	1,311,261
Net Credit (Gain) Loss	(351,640)	1,533,502

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	31,595,441	316,104,826
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	36,169,233	346,169,771
less: Excess wear and excess mileage received	137,147	858,011
less: Other recovery amounts	17,423	792,034
Residual (Gain) Loss	(4,728,362)	(31,714,990)

	Current Period	Prev. Month
Prepay Speed	1.5636%	0.8786%

Return Rate based on Scheduled to Terminate(2)	157.8345%	92.9421%

Return Rate based on Terminated Leases(3)	78.7440%	76.0024%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.